UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
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Address:      780 Third Avenue
              -----------------------------------
              10th Floor
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              New York, NY 10017
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Form 13F File Number: 28-12060
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 883-9040
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng            New York, New York         April 30, 2008
---------------------------    ------------------------   --------------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          10
                                                 -----------------
Form 13F Information Table Value Total:          60,070.00
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE

    COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
                          TITLE OF                   VALUE      SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER            CLASS         CUSIP      (X$1000)    PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
CYTEC INDS INC              COM        232820100       7,372    136,901    SH              SOLE                136,901    0
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HERCULES INC                COM        427056106       8,274    452,400    SH              SOLE                452,400    0
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HORIZON LINES INC           COM        44044K101       1,801     96,800    SH              SOLE                 96,800    0
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ILLINOIS TOOL WORKS INC     COM        452308109       9,405    195,000    SH              SOLE                195,000    0
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NORTHGATE MINERALS CORP     COM        666416102       5,246  1,644,366    SH              SOLE              1,644,366    0
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OVERSEAS SHIPHOLDING GRP    COM        690368105       7,004    100,000    SH              SOLE                100,000    0
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PARAGON SHIPPING INC        COM        69913R309       5,674    374,300    SH              SOLE                374,300    0
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                          SPONSORED
TENARIS SA                  ADR        88031M109       7,378    148,000    SH              SOLE                148,000    0
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TETRA
TECHNOLOGIES INC DEL        COM        88162F105       4,435    280,000    SH              SOLE                280,000    0
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TODD SHIPYARDS CORP         COM        889039103       3,481    216,200    SH              SOLE                216,200    0
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